COLUMBIA FUNDS VARIABLE SERIES TRUST II

225 Franklin Street

Boston, MA 02110

May 1, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the Registrant)

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Commodity Strategy Fund

Columbia Variable Portfolio – Core Equity Fund

Columbia Variable Portfolio – Disciplined Core Fund

Columbia Variable Portfolio – Dividend Opportunity Fund

Columbia Variable Portfolio – Emerging Markets Bond Fund

Columbia Variable Portfolio – Emerging Markets Fund

Columbia Variable Portfolio – Global Strategic Income Fund

Columbia Variable Portfolio – Government Money Market Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Income Opportunities Fund

Columbia Variable Portfolio – Intermediate Bond Fund

Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio – Large Cap Index Fund

Columbia Variable Portfolio – Limited Duration Credit Fund

Columbia Variable Portfolio – Mid Cap Growth Fund

Columbia Variable Portfolio – Overseas Core Fund

Columbia Variable Portfolio – Select Large Cap Equity Fund

Columbia Variable Portfolio – Select Large Cap Value Fund

Columbia Variable Portfolio – Select Mid Cap Value Fund

Columbia Variable Portfolio – Select Small Cap Value Fund

Columbia Variable Portfolio – Seligman Global Technology Fund

Columbia Variable Portfolio – U.S. Equities Fund

Columbia Variable Portfolio – U.S. Government Mortgage Fund

CTIVP® – American Century Diversified Bond Fund

CTIVP® – AQR International Core Equity Fund

CTIVP® – BlackRock Global Inflation-Protected Securities Fund

CTIVP® – CenterSquare Real Estate Fund

CTIVP® – DFA International Value Fund

CTIVP® – Loomis Sayles Growth Fund

CTIVP® – Los Angeles Capital Large Cap Growth Fund

CTIVP® – MFS® Blended Research® Core Equity Fund

CTIVP® – MFS® Value Fund

CTIVP® – Morgan Stanley Advantage Fund

CTIVP® – Oppenheimer International Growth Fund

CTIVP® – T. Rowe Price Large Cap Value Fund

CTIVP® – TCW Core Plus Bond Fund

CTIVP® – Victory Sycamore Established Value Fund

CTIVP® – Wells Fargo Short Duration Government Fund

CTIVP® – Westfield Mid Cap Growth Fund

Variable Portfolio – Aggressive Portfolio

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Managed Volatility Moderate Growth Fund

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Partners Core Bond Fund

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – Partners Small Cap Value Fund

Post-Effective Amendment No. 68

File Nos. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 68 (Amendment). This Amendment was filed electronically on April 26, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Variable Series Trust II